Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000218238
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	11.21%
Without Sales Load [Member] | C000116604
Average Annual Return [Line Items]
Average Annual Return, Percent	27.86%		10.09%	8.04%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%	13.05%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%		12.03%	9.78%
MSCI World Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.84%	10.34%
MSCI World Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	28.84%		8.50%	6.83%